Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Y $ / shares	Dec. 31, 2024 USD ($) Y SFr / shares	Dec. 31, 2023 USD ($) Y $ / shares	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value at measurement date, share options granted	$ 3.68	$ 3.68	$ 1.57	$ 2.38	SFr 3.13	SFr 1.33	SFr 2.2
Weighted average assumptions [Abstract]
Share price (USD and weighted average)	$ 3.99		$ 2.08	$ 3.44
Share price, weighted average (in USD per share) | (per share)	$ 4.42	$ 3.88
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Weighted average assumptions [Abstract]
Exercise price (USD)	$ 3.39		$ 2.03	$ 2.76
Risk free interest rate	3.70%	3.70%	4.00%	0.00%
Expected volatility	82.00%	82.00%	72.00%	67.00%
Expected term (in years) | Y	5.5	5.5	5.5	5.5
Maximum
Weighted average assumptions [Abstract]
Exercise price (USD)	$ 4.23		$ 3.11	$ 4.57
Risk free interest rate	4.20%	4.20%	4.60%	2.40%
Expected volatility	107.00%	107.00%	86.00%	80.00%
Expected term (in years) | Y	6	6	6	6.25